INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Enterprise tax rate	20.00%
Deferred tax asset	$ 6,876	$ 7,816
Deferred tax liability	69,744	75,278
Valuation allowance	307,714	$ 297,024
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits related to tax return which its statute of limitation may expire in March 2015	$ 10,758
Federal statutory rate	26.50%
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 1,500,000
Jazz [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, annual utilization amount	$ 2,100
Federal statutory rate	35.00%
Jazz [Member] | Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 28,000
Jazz [Member] | State [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	135,500
Tower Jazz Panasonic Semiconductor Company Ltd [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 5,000
TPSCo [Member]
Tax Credit Carryforward [Line Items]
Federal statutory rate	33.00%	35.00%